SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortization period of land use rights	50 years
Unearned revenue	$ 2,612,000	$ 27,000
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years